LOANS TO THIRD PARTIES	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
DESCRIPTION OF BUSINESS AND ORGANIZATION
NOTE 5. LOANS TO THIRD PARTIES

	June 30,	December 31,
	2019	2018
	(unaudited)
Loan to third party A	$-	$648,386
Loan to third party B	-	174,845
Loans to third parties	$-	$823,231

As of December 31, 2018, loans to third parties represented operating loans to cooperation partners. Loans to third parties had been collected in February 2019.

	December 31,	December 31,
	2018	2017

Loan to third party A	$648,386	$-
Loan to third party B	174,845	-
Loan to third party C	-	306,510
Loans to third parties	$823,231	$306,510

As of December 31, 2018, loan to third parties represented operating loans to cooperation partners. Loan to third party A with the principal amount of approximately $5.2 million was from June 2018 to September 2018 without interests. Party A repaid approximately $4.3 million to the Company in August and September 2018 and entered into an extension agreement with the Company in September 2018 and agreed to repay the remaining balance in January 2019 with an annual interest rate of 4.5% for the remaining balance. Party A repaid approximately $0.3 million to the Company in October 2018 and entered into another extension agreement with the Company in January 2019 and agreed to repay the remaining balance in March 2019 with an annual interest rate of 4.5%. The balance had been collected in February 2019 and the Company has waived the interests from Party A. Loan to third party B with the amount of approximately $0.2 million was from September 2018 to January 2019 without interests. Party B entered into an extension agreement with the Company in January 2019 and agreed to repay the remaining balance in March 2019. The balance had been collected in February 2019.

As of December 31, 2017, loan to third party C represented operating loan to a cooperation partner. The term of the loan was from December 2017 to February 2018 with the annual interest rate of 3.6%. The balance had been collected in April 2018.